Shareholder Report, Holdings (Details)	Jun. 30, 2025
CTIVP – Principal Large Cap Growth Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
CTIVP – Principal Large Cap Growth Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP – Principal Large Cap Growth Fund - Class 1 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
CTIVP – Principal Large Cap Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
CTIVP – Principal Large Cap Growth Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CTIVP – Principal Large Cap Growth Fund - Class 2 | TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Cadence Design Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
CTIVP – Principal Large Cap Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%